Equity Method Investments (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain on disposal of equity method investment	$ 0	$ 313	$ 0
Assets, Net	370
Identifiable Intangible Assets Amortized Period	3 years
Excess Of Cost Of Investment	$ 34